Inventories - Schedule of Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
At January 1,	€ (147,819)	€ (136,822)
Provisions	(59,558)	(28,561)	€ (29,600)
Utilizations and releases	27,708	22,707
Exchange differences and other changes	4,447	(5,143)
At December 31,	€ (175,222)	€ (147,819)	€ (136,822)